Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Schedule of Other Current Assets

		December 31,
($ thousands)	Note	2019	2018
Customer financing receivables, net		226,979	170,273
Other receivables		67,095	61,055
Income taxes receivable		56,857	39,075
Value-added tax ("VAT") receivable		53,148	60,232
Contract assets	3	47,499	58,739
Prepaid expenses		41,520	47,781
Prepaid royalties		24,999	52,712
Other		53,772	53,269
		571,869	543,136

Schedule of Other Non-Current Assets

		December 31,
($ thousands)	Notes	2019	2018
Upfront license fees, net:
Italian Scratch & Win		873,756	992,333
Italian Lotto		568,669	677,564
New Jersey		83,209	91,970
Indiana		11,853	13,247
		1,537,487	1,775,114

Customer financing receivables, net		122,124	88,354
Contract assets	3	76,188	69,691
Finance lease right-of-use assets	10	35,586	—
Deferred income taxes	15	27,108	38,117
Prepaid royalties		25,092	64,598
Debt issuance costs	14	20,464	—
Other		83,475	111,207
		1,927,524	2,147,081

The upfront license fees are being amortized on a straight-line basis as follows:

Upfront License Fee	License Term	Amortization Start Date
Italian Scratch & Win	9 years	October 2019
Italian Lotto	9 years	December 2016
New Jersey	15 years, 9 months	October 2013
Indiana	15 years	July 2013

Schedule of Customer Financing Receivables, net and Activity in the Allowance for Credit Losses
Customer financing receivables, net are recorded at cost.

	December 31, 2019
		Allowance for
($ thousands)	Gross	credit losses	Net
Current	255,221	(28,242)	226,979
Non-current	125,542	(3,418)	122,124
	380,763	(31,660)	349,103

	December 31, 2018
		Allowance for
($ thousands)	Gross	credit losses	Net
Current	196,831	(26,558)	170,273
Non-current	91,005	(2,651)	88,354
	287,836	(29,209)	258,627

The following table presents the activity in the allowance for credit losses:

	December 31,
($ thousands)	2019	2018	2017
Balance at beginning of year	(29,209)	(19,574)	(7,856)
Provisions, net	(2,477)	(10,131)	(5,236)
Amounts written off as uncollectible	11	317	—
Foreign currency translation	15	179	(159)
Other	—	—	(6,323)
Balance at end of year	(31,660)	(29,209)	(19,574)